Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Accrued Liabilities

7. ACCRUED LIABILITIES

Accrued liabilities as of December 31, 2012 and 2011 consist of the following:

	2012	2011

Accrued compensation and related benefits	$304,772	$272,342
Accrued research and development expense	713,099	915,699
Accrued liquidated damages	594,288	–
Accrued other expense	40,000	–

Total accrued liabilities	$1,652,159	$1,188,041